Contingencies and Commitments - Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory (Details) - 12 months ended Dec. 31, 2021
JD in Thousands, $ in Thousands, ₩ in Millions
		USD ($)	KRW (₩)	JOD (JD)
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mira Power Limited
Name of Guarantee		International Finance Corporation and others
Value of collateral | $		$ 275,600
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Tamra Offshore Wind Power Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral			₩ 171,600
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Commerce and Industry Energy Co., Ltd.
Name of Guarantee		IBK and others
Value of collateral			110,500
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Cash and Cash Equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeonggi Green Energy Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral			327,080
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KOSPO Youngnam Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral			396,120
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Incheon Fuel Cell Co., Ltd.
Name of Guarantee		Kookmin Bank and others
Value of collateral			276,960
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral			68,400
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Offshore Wind Power Co., Ltd.
Name of Guarantee		Woori Bank and others
Value of collateral			293,400
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Qatrana Electric Power Company
Name of Guarantee		The Islamic Development Bank and others
Value of collateral | JD				JD 236,570
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KST Electric Power Company, S.A.P.I. de C.V.
Name of Guarantee		The Export—Import Bank of Korea and others
Value of collateral | $		$ 401,277
Description of assets pledged as collateral description	[1]	Collateral for debt securities
Cash and Cash Equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Jeongam Wind Power Co., Ltd.
Name of Guarantee		KDB Capital Corporation and others
Value of collateral			221,631
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		TS Energy No. 25 Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral			₩ 521,281
Description of assets pledged as collateral description	[2]	Collateral for borrowings

[1]	Based on the credit limits of the respective loans.
[2]	As of December 31, 2021, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.